Property and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 10,174	€ 11,694
Acquisitions	472	260
Disposals	0	(2)
Depreciation	(1,090)	(1,061)
Transfers	0	0
Property, plant and equipment at end of period	9,556	10,891
Assets under finance-lease agreements
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		6,423
Acquisitions		0
Disposals		0
Depreciation		(535)
Transfers		0
Property, plant and equipment at end of period		5,888
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,342
Acquisitions	0
Disposals	0
Depreciation	(534)
Transfers	0
Property, plant and equipment at end of period	4,808
Lands and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,981	5,751
Acquisitions	14	0
Disposals	0	0
Depreciation	(379)	(393)
Transfers	0	0
Property, plant and equipment at end of period	4,616	5,358
Laboratory equipment and other
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,187	5,576
Acquisitions	458	260
Disposals	0	(2)
Depreciation	(711)	(668)
Transfers	0	4
Property, plant and equipment at end of period	4,934	5,170
In progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6	367
Acquisitions	0	0
Disposals	0	0
Depreciation	0	0
Transfers	0	(4)
Property, plant and equipment at end of period	€ 6	€ 363